Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
Other income (expense) in the consolidated statement of operations consisted of the following as of December 31 (in thousands):

	2013	2012
Foreign exchange gains	$(1,470)	$(1,573)
Foreign exchange losses	2,297	1,450
Deferred gain on sale-leaseback	(917)	(868)
Debt early payment penalty	—	1,989
Debt refinancing costs	—	176
Other	80	(60)
Total	$(10)	$1,114